Expense Example - Equity Market Neutral Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	169	544	945	2,065	194	631	1,095	2,378	159	522	910	1,997